Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 8,853	$ (1,142)
Interest earned on investments held in Trust Account	(2,248,591)
Change in operating assets and liabilities:
Prepaid expenses	(178,037)
Accounts payable	1,561,966
Payable to related party	91,362	800
Income taxes payable	309,000
Net cash used in operating activities	(455,447)	(342)
Cash flows from investing activities:
Proceeds deposited in Trust Account	(143,750,000)
Net cash used in investing activities	(143,750,000)
Cash flows from financing activities:
Proceeds from note payable - related party	19,750	50,000
Repayment of note payable - related party	(69,750)
Proceeds from sale of Units in Public Offering	143,750,000
Proceeds from sale of Units in Private Placement	4,625,000
Payment of underwriting discounts	(2,875,000)
Payment of offering costs	(639,723)
Net cash provided by financing activities	144,810,277	50,000
Increase in cash	604,830	49,658
Cash, beginning of period	49,658
Cash, end of period	654,488	49,658
Supplemental disclosures:
Interest paid
Taxes paid	$ 800	$ 800